SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Exercisable	48,460,714	54,660,034	48,972,279	49,120,917
Aggregate Intrinsic Value	$ 439,500	$ 319,000	$ 1,248,452	$ 3,013,010
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.001	$ 0.001	$ 0.001
Warrants Exercisable	8,500,000	11,000,000	11,000,000
Weighted Average Remaining Contractual Life	2 years 10 months 24 days	3 years 5 months 4 days	3 years 25 days
Aggregate Intrinsic Value	$ 439,500	$ 319,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.04	$ 0.04	$ 0.056
Warrants Exercisable	2,300,000	2,300,000	1,000,000
Weighted Average Remaining Contractual Life	3 years 6 months 3 days	3 years 9 months	3 years 6 months 7 days
Aggregate Intrinsic Value			$ 27,900
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.2299	$ 0.08	$ 0.04
Warrants Exercisable	8,250,000	3,699,320	2,300,000
Weighted Average Remaining Contractual Life	1 year 11 months 15 days	2 months 4 days	4 years 9 months
Aggregate Intrinsic Value			$ 100,970
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.16	$ 0.2299	$ 0.06
Warrants Exercisable	3,125,000	8,250,000	7,398,639
Weighted Average Remaining Contractual Life	2 years 8 months 12 days	2 years 2 months 15 days	2 months 4 days
Aggregate Intrinsic Value			$ 176,827
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.25	$ 0.16	$ 0.08
Warrants Exercisable	8,000,000	3,125,000	3,699,320
Weighted Average Remaining Contractual Life	2 years 11 months 23 days	2 years 11 months 12 days	2 months 4 days
Aggregate Intrinsic Value			$ 14,427
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.1160	$ 0.25	$ 0.08
Warrants Exercisable	500,000	8,000,000	3,699,320
Weighted Average Remaining Contractual Life	2 years 3 months 7 days	3 years 2 months 23 days	1 year 2 months 4 days
Aggregate Intrinsic Value			$ 14,427
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.12	$ 0.1160	$ 0.2299
Warrants Exercisable	12,500,000	500,000	8,250,000
Weighted Average Remaining Contractual Life	3 years 9 months 18 days	2 years 6 months 7 days	3 years 2 months 15 days
Aggregate Intrinsic Value
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.14	$ 0.12	$ 0.16
Warrants Exercisable	4,285,714	12,500,000	3,125,000
Weighted Average Remaining Contractual Life	3 years 9 months 18 days	4 years 18 days	4 years 11 months 12 days
Aggregate Intrinsic Value
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price		$ 0.14	$ 0.25
Warrants Exercisable		4,285,714	8,000,000
Weighted Average Remaining Contractual Life		4 years 18 days	4 years 2 months 23 days
Aggregate Intrinsic Value